Note 21 Financial liabilities at amortised cost (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial liabilities at amortised cost [Line Items]
Total deposits at amortised cost	€ 456,100	€ 416,947
Liabilities due to central banks	52,696	47,351
Deposits from banks	26,431	19,834
Deposits from customers	376,973	349,761
Debt instruments issued	54,757	55,763
Other financial liabilities	16,418	15,183
Financial liabilities at amortised cost	527,275	487,893
Demand Deposits [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	574	8
Deposits from banks	12,476	7,601
Deposits from customers	310,752	293,015
Time depostis and other [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	44,395	41,790
Deposits from banks	10,694	8,599
Deposits from customers	65,252	55,479
Repurchase Agreements [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	7,727	5,553
Deposits from banks	3,261	3,634
Deposits from customers	€ 970	€ 1,267